Property, Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Short-term Bank Loans and Notes Payable	$ 66,414,123	$ 68,313,619
Depreciation, Total	3,760,619	5,883,313	$ 6,452,324
Other Long-term Debt, Noncurrent	0	0	0
Impairment of Long-Lived Assets to be Disposed of	0	2,599,980	0
Building [Member]
Short-term Bank Loans and Notes Payable	$ 238,342	$ 258,922	$ 379,902